Cash And Cash Equivalents And Other Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Cash and Cash Equivalents
(a)	Cash and cash equivalents

	2019	2020
Cash at bank and in hand	34,945	23,085

Summary of Reconciliation of Liabilities Arising from Financing Activities
The table below details changes in the Group’s liabilities from financing activities, including both cash and non-cash
changes. Liabilities arising from financing activities are liabilities for which cash flows were, or future cash flows will be, classified in the Group’s consolidated statements of cash flow as cash flows from financing activities.

	Short-term bank loans	Long-term bank loans	Commercial papers	Promissory notes	Corporate bonds	Finance lease	Other borrowings	Total
At January 1, 2018	22,500	3,883	8,991	17,960	17,981	692	4,116	76,123

Changes from financing cash flows:
Proceeds from short-term bank loans	53,306	—	—	—	—	—	—	53,306
Loans from related parties	—	—	—	—	—	—	3,090	3,090
Repayment of commercial papers	—	—	(9,000)	—	—	—	—	(9,000)
Repayment of short-term bank loans	(60,730)	—	—	—	—	—	—	(60,730)
Repayment of long-term bank loans	—	(435)	—	—	—	—	—	(435)
Repayment of ultimate holding company loan	—	—	—	—	—	—	(1,344)	(1,344)
Repayment of related parties loan	—	—	—	—	—	—	(475)	(475)
Repayment of finance lease	—	—	—	—	—	(493)	—	(493)
Repayment of promissory notes	—	—	—	(18,000)	—	—	—	(18,000)
Payment of issuing expense for promissory notes	—	—	—	(67)	—	—	—	(67)
Net deposits by Unicom Group and its subsidiaries with Finance Company	—	—	—	—	—	—	2,354	2,354

Total changes from financing cash flows	(7,424)	(435)	(9,000)	(18,067)	—	(493)	3,625	(31,794)

Exchange adjustments	9	77	—	—	—	—	—	86
Other changes:
New financing leases	—	—	—	—	—	10	—	10
Others	—	89	9	107	12	31	—	248

Total other changes	—	89	9	107	12	41	—	258

At December 31, 2018	15,085	3,614	—	—	17,993	240	7,741	44,673

	Short-term bank loans	Long-term bank loans	Commercial papers	Promissory notes	Corporate bonds	Finance lease	Lease liabilities	Other borrowings	Total
	(Note 39)	(Note 33)	(Note 40)	(Note 34)	(Note 35)		(Note 36)
At December 31, 2018	15,085	3,614	—	—	17,993	240	—	7,741	44,673
Impact on initial application of IFRS 16 (Note)	—	—	—	—	—	(240)	36,720	—	36,480

At January 1, 2019	15,085	3,614	—	—	17,993	—	36,720	7,741	81,153

Changes from financing cash flows:
Proceeds from short-term bank loans	28,784	—	—	—	—	—	—	—	28,784
Proceeds from commercial papers	—	—	8,995	—	—	—	—	—	8,995
Proceeds from promissory notes	—	—	—	992	—	—	—	—	992
Proceeds from corporate bonds	—	—	—	—	2,000	—	—	—	2,000
Loans from related parties	—	—	—	—	—	—	—	50	50
Repayment of short-term bank loans	(38,290)	—	—	—	—	—	—	—	(38,290)
Repayment of long-term bank loans	—	(418)	—	—	—	—	—	—	(418)
Repayment of related parties loan	—	—	—	—	—	—	—	(48)	(48)
Repayment of corporate bonds	—	—	—	—	(17,000)	—	—	—	(17,000)
Capital element of lease rentals paid	—	—	—	—	—	—	(11,123)	—	(11,123)
Net deposits with Finance Company by related parties	—	—	—	—	—	—	—	236	236

Total changes from financing cash flows	(9,506)	(418)	8,995	992	(15,000)	—	(11,123)	238	(25,822)

Exchange adjustments	(15)	27	—	—	—	—	—	—	12
Other changes:
Increase in lease liabilities from entering into new leases during the year	—	—	—	—	—	—	6,728	—	6,728
Others	—	83	—	6	5	—	—	—	94

Total other changes	—	83	—	6	5	—	6,728	—	6,822

At December 31, 2019	5,564	3,306	8,995	998	2,998	—	32,325	7,979	62,165

Note: The Group has initially applied IFRS16 using the modified retrospective approach and adjusted the opening balance at January 1, 2019 to recognize lease liabilities relating to leases which were previously classified as operating leases under IAS17.

	Short-term bank loans	Long-term bank loans	Commercial papers	Promissory notes	Corporate bonds	Lease liabilities	Other borrowings	Total
	(Note 39)	(Note 33)	(Note 40)	(Note 34)	(Note 35)	(Note 36)
At January 1, 2020	5,564	3,306	8,995	998	2,998	32,325	7,979	62,165

Changes from financing cash flows:
Proceeds from short-term bank loans	2,740	—	—	—	—	—	—	2,740
Proceeds from commercial papers	—	—	8,000	—	—	—	—	8,000
Repayment of short-term bank loans	(7,564)	—	—	—	—	—	—	(7,564)
Repayment of commercial papers	—	—	(10,000)	—	—	—	—	(10,000)
Repayment of long-term bank loans	—	(395)	—	—	—	—	—	(395)
Repayment of related parties loan	—	—	—	—	—	—	(50)	(50)
Payment of issuing expense for commercial papers	—	—	(7)	—	—	—	—	(7)
Capital element of lease rentals paid	—	—	—	—	—	(11,696)	—	(11,696)
Net deposits with Finance Company by related parties	—	—	—	—	—	—	283	283

Total changes from financing cash flows	(4,824)	(395)	(2,007)	—	—	(11,696)	233	(18,689)

Exchange adjustments	—	(88)	—	—	—	—	—	(88)
Other changes:
Increase in lease liabilities from entering into new leases during the year	—	—	—	—	—	8,170	—	8,170
Decrease due to termination of lease contracts	—	—	—	—	—	(838)	—	(838)
Others	—	77	12	—	1	—	—	90

Total other changes	—	77	12	—	1	7,332	—	7,422

At December 31, 2020	740	2,900	7,000	998	2,999	27,961	8,212	50,810

Disclosure Of Total Cash Outflow For Leases Explanatory
(c)	Total cash outflow for leases
Amounts included in the consolidated statements of cash flows for leases comprise the following:

	2019	2020
Within operating cash flows	7,798	7,971
Within investing cash flows	178	41
Within financing cash flows	11,123	11,696

	19,099	19,708